Income Taxes - Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of entities operating in other jurisdictions	(9.38%)	(5.15%)	0.96%
Preferential tax rates	(3.69%)	0.00%	0.00%
PRC Withholding taxes	2.79%	5.73%	(0.44%)
Expenses/losses not deductible for tax purposes	0.07%	4.02%	(0.91%)
Research and development expenses super deduction	(6.86%)	(24.39%)	2.65%
Share-based compensation cost not deductible for tax purposes	4.73%	45.24%	(26.36%)
True up	(7.07%)	(1.24%)	(0.04%)
Effect of change of valuation allowance	(1.01%)	(30.30%)	(1.25%)
Effective tax rate	4.58%	18.91%	(0.39%)